Related party transactions	12 Months Ended
Dec. 31, 2021
Related party transactions

10.	Related party transactions

All related party transactions were measured at the amount of consideration established and agreed to by the related parties. All amounts due from/payable to related parties are unsecured, non-interest bearing and have no fixed terms of repayment.

During the year ended December 31, 2021, the Company incurred the following transactions with related parties:

a)	Wages and benefits were paid or accrued to officers of the Company in the amount of $278,840 (2020 - $196,097; 2019 - $194,166).

b)	Professional fees were paid or accrued to a former officer of the Company in the amount of $58,500 (2020 - $30,000; 2019 - $30,000).

c)	Professional fees were paid or accrued to an officer of the Company in the amount of $53,000 (2020 -$Nil; 2019 - $Nil).

d)	Research and development fees were paid or accrued to an officer of the Company in the amount of $106,366 (2020 - $Nil; 2019 - $Nil).

e)	Consulting fees were accrued to directors of the Company in the amount of $34,950 (2020 - $36,000; 2019 - $Nil) and directors fees were accrued to the directors of the Company in the amount of $62,200 (2020 - $Nil; 2019 - $Nil).

f)	As at December 31, 2021, $Nil (2020 - $52,450) was payable to the former Chief Financial Officer (“CFO”) of the Company for CFO services, and $81,104 (2020 - $20,340) was payable to directors of the Company, $25,000 (2020 - $518,084) was accrued to the Chief Executive Officer (“CEO”) of the Company, for CEO services, and $47,543 (2020 - $Nil) was accrued to the Chief Medical Officer (“CMO”) of the Company, for consulting services. The balances are unsecured, non-interest bearing, and have no fixed terms of repayment.

g)	Management compensation transactions for the years ended December 31, 2021, 2020 and 2019 are summarized as follows:

	Short-term employee benefits	Share-based payments	Total
	$	$	$
Year ended December 31, 2019 Directors and officers	224,166	29,646	253,812

Year ended December 31, 2020 Directors and officers	262,097	217,816	479,913

Year ended December 31, 2021 Directors and officers	593,856	331,809	925,665